BORROWINGS	12 Months Ended
Dec. 31, 2024
BORROWINGS
BORROWINGS

NOTE 13 – BORROWINGS

	As of December 31,
Current	2024	2023
Bank overdrafts - principal	123,446	51,205
Bank and other financial entities loans – principal	141,326	445,867
Notes – principal	650,688	411,523
Loans for purchase of equipment	6,440	33,931
Interest and related expenses	150,841	284,524
	1,072,741	1,227,050
Non-current
Notes – principal	1,304,594	2,175,746
Bank and other financial entities loans – principal	136,159	870,357
Loans for purchase of equipment	7,927	23,355
Interest and related expenses	356,583	337,652
	1,805,263	3,407,110
Total borrowings	2,878,004	4,634,160

Movements in Borrowings are as follows:

			Total
	Cash items	Non-cash items	12.31.2024
At the beginning of the year	—	—	4,634,160
Proceeds from borrowings – principal	997,103	—	997,103
Payment of borrowings – principal	(1,121,138)	—	(1,121,138)
Repurchase of Notes	(26,540)	—	(26,540)
Payment of interests and related expenses	(320,545)	—	(320,545)
Payment of DFI	(4,820)	—	(4,820)
Proceed from bank overdrafts net of payment	199,407	—	199,407
Trade payables cancelled with borrowings	—	23,425	23,425
Accrued interest and other financial cost (*)	—	234,992	234,992
Foreign currency exchange gains (**)	—	(1,688,908)	(1,688,908)
Currency translation adjustments	—	(49,132)	(49,132)
Total at 12/31/24	(276,533)	(1,479,623)	2,878,004
(*)	Not includes $2,747 million corresponding to net income generated by DFI.
(**)	Not includes $(1,092) million corresponding to net losses generated by DFI and others.

			Total
	Cash items	Non-cash items	12.31.2023
At the beginning of the year			3,181,724
Proceeds from borrowings – principal	718,975	—	718,975
Payment of borrowings – principal	(497,703)	—	(497,703)
Payment of interests and related expenses	(380,250)	—	(380,250)
Payment of DFI	(70,460)	—	(70,460)
Proceed from bank overdrafts net of payment	126,316	—	126,316
Trade payables cancelled with borrowings	—	74,268	74,268
Accrued interest and other financial cost (*)	—	23,351	23,351
Foreign currency exchange gains (**)	—	1,411,042	1,411,042
Currency translation adjustments	—	46,897	46,897
Total at 12/31/23	(103,122)	1,555,558	4,634,160
Total at 12/31/22	(198,761)	(***)(145,418)
(*)	Not includes $2,705 million corresponding to net income generated by DFI.
(**)	Not includes ($50,398) million corresponding to net losses generated by DFI and others.

(***)Includes $72,805 million of new loans that do not represent cash movement.

The main borrowings, which are effective as of December 31, 2024 and 2023, are detailed below:

a)	Notes

Telecom Argentina

Global Programs for the issuance of Notes

In connection with the Notes Global Program for a maximum outstanding amount of US$3,000 million or its equivalent in other currencies, the Company issued several series of Notes, which amounts and main characteristics are described below:

									Accouting
		Amount							balance (*)
		involved		Issuance	Maturity			Interest payment	As of December 31,
Series	Currency	(in millions)		date	date	Amortization	Interest rate	date	2024	2023
1	US$	400	(1)	07/2019	07/2026	In one installment at maturity date	Annual fixed rate of 8.00%	Semiannually	171,319	722,712
5	US$	389	(1) (2)	08/2020	08/2025	In four installments of: 3% at 02/2023 30% at 08/2023 33% at 08/2024 34% at 08/2025	Annual fixed rate of 8.50%	Semiannually	120,235	477,965
8	UVA	134	(3)	01/2021	01/2025	In one installment at maturity date	Annual fixed rate of 4.00%	Semiannually	169,165	135,887
9	US$linked	92		06/2021	06/2024	In one installment at maturity date	Annual fixed rate of 2.75%	Quarterly basis	—	161,953
10	UVA	127		12/2021	06/2025	In one installment at maturity date	0%	n/a	164,638	127,660
12	US$linked	23		03/2022	03/2027	In one installment at maturity date	Annual fixed rate of 1.00%	Quarterly basis	106,348	185,676
	US$linked	75		08/2022	03/2027	In one installment at maturity date	Annual fixed rate of 1.00%	Quarterly basis
14	US$linked	62.4		02/2023	02/2028	In one installment at maturity date	Fixed rate of 1.00%	Quarterly basis	64,465	109,873
15	US$linked	87.4	(4)	06/2023	06/2026	In one installment at maturity date	0%	n/a	97,138	174,442
16	US$linked	180.4	(5)	07/2023	07/2025	In one installment at maturity date	0%	n/a	195,002	361,167
18	UVA	75	(6)	11/2023	11/2027	In one installment at maturity date	Annual fixed rate of 1.00%	Quarterly basis	115,149	94,466
19	US$linked	34.6	(7)	11/2023	11/2026	In one installment at maturity date	0%	n/a	87,250	170,594
		30.9	(7)	12/2023	11/2026
20	US$linked	59.7	(8)	06/2024	06/2026	In one installment at maturity date	Annual fixed rate of 5%	Quarterly basis	86,411	—
		21.6	(8)	06/2024	06/2026
21	US$	500	(1)	07/2024	07/2031
		115.3	(1)	07/2024	07/2031	In three installments of: 33% at 07/2029 33% at 07/2030 34% at 07/2031.	Annual fixed rate of 9.50%	Semi-annual	874,271	—
		1.9	(1)	08/2024	07/2031
		200	(1)	10/2024	07/2031
22	US$ linked	33.7	(9)	08/2024	02/2026	In one installment at maturity date	Annual fixed rate of: 2%	Quarterly basis	34,944	—
23	US$	75	(10)	11/2024	11/2028	In one installment at maturity date	Annual fixed rate of 7%	Quarterly basis	77,613	—

(*)These accounting balances include interest and related expenses.

(1)	Series 21 Notes: In June 2024, the Company issued US$500 million, the subscription price was under par, so at the date of issuance, the Company obtained, net of issuance costs, US$493 million ($531,597 million in current currency as of December 31, 2024). In July and August, 2024, the Company exchanged US$115.3 million ($ 120,049 million in current currency as of December 31, 2024) and US$ 1.9 million ($ 2,050 million in current currency as of December 31, 2024), respectively, of Series 21 Notes for part of its Series 1 Notes maturing in 2026. This transaction was recognized as a debt extinguishment, recognizing a gain of $256 million that is included in “Borrowings renegotiation results” item, within Financial results from borrowings. In October 2024, the additional issuance of US$200 million, which subscription price was above par, so as of the issuance date, the Company obtained net funds from issuance expenses amounting to US$211 million (equivalent to $219.941 million in current currency as of December 31, 2024). The Company used funds amounting to US$704 million to the payment, repayment, payment of principal and interest of the following borrowings: a) IFC for US$342 million, b) IIC for US$135 million; c) payment of interest and related expenses for US$31 million, d) repurchase of Series 5 Notes for US$20 million (we recognized a gain on the repurchase of Notes of $407 million was recognized, which is included in the line “Repurchase of Notes” within “Financial results from borrowings”), e) prepayment of part of the principal and payment of interest of Series 1 Notes for US$133 million; f) payment of capital and interest of Series 8 Notes for US$5 million; and g) payment of interest of Series 21 Notes for US$38 million.

As of December 31, 2024, after the payments made with the funds of Series 21 Notes, the outstanding principal of Series 1 Notes amounts to US$162.7 million.

(2)	Series 5: On August 6, 2024, the Company paid a part of principal on the Series 5 Notes for US$128.3 million ($133,842 million in current currency as of December 31, 2024) was made. As of December 31, 2024, after the cancellations made, the nominal residual capital of ON 5 amounts to US$73.2 million.
(3)	Series 8 Notes: In December 2024, the Company repurchased Series 5 Notes for $5,851 million, for which it recognized a gain on the repurchase of Notes of $53 million, which is included in the line “Repurchase of Notes” within “Financial results from borrowings.”
(4)	Series 15 Notes: The subscription price was above par, so that on the date of issuance, its value was $24,474 million ($110,145 million in current currency as of December 31, 2024), equivalent to US$102.3 million without considering the issuance expenses.
(5)	Series 16 Notes: The subscription price was above par, so that on the date of issuance, its value was $57,186 million ($247,007 million in current currency as of December 31, 2024), equivalent to US$213.2 million without considering the issuance expenses.
(6)	Series 18 Notes, the subscription price was above par, so that on the date of issuance, its value was $37,435 million ($102,279 million in current currency as of December 31, 2024), equivalent to US$213.2 million, of which the Company received funds for $56,906 million ($64,948 million in current currency as of December 31, 2024) and $13,512 million ($36,917 million in current currency as of December 31, 2024) (equivalent to 34.1 million UVAs of nominal value) through the exchange of a portion of Series 7 Notes, net of issuance expenses for $151 million ($414 million in current currency as of December 31, 2024).
(7)	Series 19 Notes, the subscription price was above par, so that on the date of issuance, its value was $17,058 million ($46,606 million in current currency as of December 31, 2024), equivalent to US$48.3 million without considering the issuance expenses. For the additional Series 19 Notes, the subscription price was above par, so that on the date of issuance, its value was $18,102 million, equivalent to US$49.9 million without considering the issuance expenses.
(8)	Series 20 Notes: the subscription price was above par. The Company issued Notes for a nominal value of $55,619 million, equivalent to US$59.7 million. Of the total issued, the Company obtained proceeds net of issuance expenses of $46,210 million ($55.976 million in current currency as of December 31, 2024), equivalent to US$51.8 million, and an non cash proceed of $9,128 million ($11,057 million in current currency as of December 31, 2024), equivalent to US$9.8 million, was made through the exchange of a portion of the Series 9 Notes. This transaction was recognized as a debt extinguishment, recognizing a gain of $0.4 million that is included in “Borrowings renegotiation results” item, within Financial results from borrowings.

Series 20 Notes additional issuance, the subscription price was above par. The Company obtained proceeds net of issuance expenses of $20,225 million ($24,499 million in current currency as of December 31, 2024), equivalent to US$21.6 million.

(9)	Series 22 Notes: The subscription price was above par. The Company issued Notes for a nominal value of $31,732 million, equivalent to US$33.7 million. Of the total issuance, the Company obtained proceeds net of issuance expenses of $31,574 million ($35,393 million in current currency as of December 31, 2024).
(10)	Series 23 Notes: The subscription price was above par. The Company issued Notes for a nominal value of US$75 million. Of the total issuance, the Company obtained proceeds net of issuance expenses of US$74.7 million ($77,438 million in current currency as of December 31, 2024).

Núcleo

Global Programs for the issuance of Notes

In connection with the Notes Global Program for a maximum outstanding amount of up to 500,000,000,000 of Guaraníes (“Gs.”) (approximately $3,200 million as of the date of issue), Núcleo issued several series of Notes, which amounts and main characteristics are described below:

		Amount					Interest	Accouting balance (*)
		involved	Issuance	Maturity			payment	As of December 31,
Series	Currency	(in millions)	date	date	Amortization	Interest rate	date	2024	2023
1	Gs.	120,000	03/2019	03/2024	In one installment at maturity date	Annual fixed rate of 9.00%	Quarterly basis	—	28,819
2	Gs.	30,000	03/2019	03/2024	In one installment at maturity date	Annual fixed rate of 9.00%	Quarterly basis	—	7,177
3	Gs.	100,000	03/2020	03/2025	In one installment at maturity date	Annual fixed rate of 8.75%	Quarterly basis	13,261	24,045
4	Gs.	130,000	03/2021	01/2028	In one installment at maturity date	Annual fixed rate of 7.10%	Quarterly basis	17,506	31,702
5	Gs.	120,000	03/2021	01/2031	In one installment at maturity date	Annual fixed rate of 8.00%	Quarterly basis	16,176	29,294

(*)These accounting balances include interest and related expenses.

b)	Bank and other financing entities loans

		Principal
		residual					Interest	Accouting balance (*)
		nominal value	Maturity				payment	As of December 31,
Entities	Currency	(in millions)	date	Amortization	Interest rate	Spread	date	2024	2023
	US$	—	03/2027	Semiannually		between 4.43% and 7.18%	Semiannually	—	174,636
International Finance Corporation (IFC) (1)	US$	—	Between 08/2024 and 08/2025	Semiannually	Variable annual rate: SOF 6 months	between 5.03% and 5.28%	Semiannually	—	219,656
	US$	—	08/2029 (1)	Semiannually from 08/2024		6.50%	Semiannually	—	334,831
Inter-American Investment Corporation (IIC) (1)	US$	—	12/2024	Semiannually	Variable annual rate: SOF 6 months	6.28%	Semiannually	—	30,705
Inter-American Development Bank (IDB) (2)	US$	99	06/2027	Semiannually	Variable annual rate: SOF 6 months	between 7.18% and 9.18%	Semiannually	101,219	535,546
China Development Bank Shenzhen Branch (CDB) (3)	RMB	882	12/2027	Semiannually	Annual fixed rate of 4.95%	n/a	Semiannually	114,597	257,414
Finnvera	US$	31	Between 11/2025 and 11/2026	Semiannually	Variable annual rate: SOF 6 months	between 1.47% and 1.63%	Semiannually	28,913	79,980
Export Development Canadá (EDC) (4)	US$	34	Between 12/2026 and 12/2030	Semiannually	Variable annual rate: SOF 6 months	between 1.63% and 6.65%	Semiannually	33,274	43,836
BBVA		$67	07/2025	Monthly	Annual fixed rate of 47.90%	n/a	Monthly	68	324
PSA Finance Argentina		$147	07/2025	Monthly	Annual fixed rate of 42.90%	n/a	Monthly	151	730
Rombo Compañía Financiera		$118	07/2025	Monthly	Annual fixed rate between 70.9% and 77.9%	n/a	Monthly	124	531
Cisco Systems Capital Corporation (Cisco) (5) and Bank of China (Huawei import) (6)	US$	13.7	between 10/2022 and 11/2026	Quarterly basis	Annual fixed rate between 4.00% and 6.5%	n/a	Quarterly basis	15,723	59,101
			between 01/2025 and 12/2027	Semiannually
		25,000	02/2025		Annual fixed rate of 38.375%	n/a	At maturity date	28,249	—
Banco Nación (7)		$10,000	08/2025	In one installment at maturity date	Annual fixed rate of 35%	n/a	At maturity date	10,326	—
		10,000	09/2025		Annual fixed rate of 32.38%	n/a	At maturity date	10,026	—

(*)These accounting balances include interest and related expenses.

(1)	The Company has used US$508 million ($528,665 million in current currency as of December 31, 2024) of the funds obtained from the Series 21 Notes for the payments and prepayments of the following loans:

- IFC: The Company used funds totaling US$368 million, of which US$342 million was used for the payment of principal and US$26 million for the payment of interest and related expenses. As of December 31, 2024, IFC loans are fully paid.

- IIC: The Company used funds totaling US$140 million, of which US$135 million was for the payment of principal and US$5 million for the payment of interest and related expenses. As of December 31, 2024, loans with IIC are fully paid.

(2)	On October 17, 2023, the Company subscribed two new tranches (5 and 6) under the IDB loan for a total of US$120 million, equivalent to $41,145 million ($126,817 million in current currency as of December 31, 2023), net of issuance expenses for $866 million ($2,670 million in current currency as of December 31, 2023). The funds were used to pay for the 5G spectrum.

In December 2024, the Company has prepaid a part of the loan totaling US$46 million (includes payment of principal and interest), equivalent to $48,038 million in current currency as of December 31, 2024.

(3)	In November 2024, the Company has paid a part of the loan totaling RMB156 million (includes payment of principal and interest), equivalent to $22,802 million in current currency as of December 31, 2024.
(4)	On May 5, 2023, the Company submitted a proposal for an export credit line for a total amount of up to US$50 million to EDC, the official export credit agency of Canada.

The funds received will be used to finance up to 100% of the payments due to “Nokia Solutions and Networks Oy” and/or “Nokia Spain S.A.”, received from August 30, 2022 until November 1, 2024.

During 2024 and 2023, the Company received a disbursement for a total amount of US$11.6 million ($12,969 million in current currency as of December 31, 2024), and U$12.7 million ($14,806 million in current currency as of December 31, 2024), maturing in May 2030. The principal disbursed accrues compensatory interest at a semi-annual SOFR plus a margin of 6.65 percentage points.

(5)	During August 2024, through the liquidation of BOPREAL bonds, the Company prepaid its loan with the supplier for US$18 million (principal of US$17.6 million and interest of US$0.4 million). This negotiation resulted in a reduction of US$1.8 million ($1,903 million in current currency as as of December 31, 2024) recognized in “Borrowings renegotiation results” item, within Financial results from borrowings.
(6)	In December 2024, The Company subscribed an equipment loan of US$10.1 million, equivalent to $10,456 million.
(7)	In the months of August, November and December 2024, the Company subscribed loans totaling $45,000 million ($48,214 million in current currency as of December 31, 2024).
c)	Compliance with covenants

The Company holds certain loans with IDB, Finnvera, EDC, and CDB, hereinafter collectively referred to as the “Lenders”, which, as of December 31, 2024, amount to $278,003 million. These loans establish, among other provisions, the obligation to comply with certain financial ratios, which are calculated based on contractual definitions, on a quarterly basis, along with the presentation of the Company’s financial statements: i) “Net Debt/EBITDA” and ii) “EBITDA/Interest Net”.

Considering the complexity of Argentina’s economic situation, which prevented the early and accurate estimation of certain financial ratios as of December 31, 2023, the Company, as of December 31, 2023, requested and obtained waivers regarding the Net Debt/EBITDA ratio.

During March 2024, the Company requested and obtained from the Lenders new waivers effective until March 31, 2025, which allowed increasing the maintenance Net Debt/EBITDA ratio above the originally established level (raising it to 3.75), for the calculation period between December 31, 2023 and December 31, 2024, establishing a net debt of US$2.700 billion on each calculation date, among other matters.

On January 31, 2025, the Company notified the Lenders that, due to the improvement of Argentina’s economic situation during 2024, the Company has been able to revert the situation that motivated the waiver and has complied with the ratios established in the original loan agreements since the calculation period ending on September 30, 2024 and has complied at all times with the conditions and restrictions set forth in the waiver agreements. As a consequence, thereof, and based on the early calculation of the ratios for the calculation period ending on Dember 31, 2024 following the methodology set forth in the original loan agreements, ,the Company has informed to the lenders that such waivers should be no longer in effect and that the original terms of the loan agreements shall be reinstated in their entirety.

Additionally, beyond the flexibility established in the waivers, the Company has also been within the limits established in the original loan agreements in relation to the aforementioned ratios, for the calculation periods of 2024.

As of the date of issuance of these consolidated financial statements, the Company complies with: a) the EBITDA/ Interest Net ratio and b) the Net Debt/EBITDA ratio established in the original loan agreements, and is also in compliance with the rest of the covenants established.